Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	4,350,631
Granted	12,450
Exercised	(256,255)
Forfeited	(167,041)
Outstanding at end of period	3,939,785
Exercisable at end of period	2,390,668
Weighted Average Exercise Price
Outstanding at beginning of period	$ 23.01
Granted	$ 31.49
Exercised	$ 18.97
Forfeited	$ 24.78
Outstanding at end of period	$ 23.22
Exercisable at end of period	$ 24.32
Weighted Average Fair Value
Outstanding at beginning of period	$ 9.17
Granted	$ 11.76	$ 8.20
Exercised	$ 7.71
Forfeited	$ 9.80
Outstanding at end of period	$ 9.25
Exercisable at end of period	$ 9.21
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 6 months 7 days
Exercisable at end of period	3 years 4 months 24 days